Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Measurements
Schedule of carrying amounts and estimated fair values of financial instruments

	June 30, 2023		December 31, 2022
	Carrying	Fair	Carrying	Fair
(U.S. Dollars in thousands)	Amount	Value	Amount	Value
Recurring:
Financial assets:
Cash and cash equivalents	$63,124	$63,124	$47,579	$47,579
Current derivative assets:
Interest rate swap contracts	16,764	16,764	15,070	15,070
Non-current derivative assets:
Interest rate swap contracts	12,080	12,080	14,378	14,378
Financial liabilities:
Current derivative liabilities:
Foreign exchange forward contracts	125	125	—	—
Long-term debt, current and non-current	1,016,569	988,589	1,062,647	1,035,740
Non-recurring:
Non-current asset:
Vessel	$78,642	$78,642	$—	$—

Schedule of assets and liabilities measured at fair value on recurring and non-recurring basis

		Fair Value Measurements
		at Reporting Date Using
		Quoted Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	June 30,	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	2023	(Level 1)	(Level 2)	(Level 3)
Recurring:
Financial assets:
Cash and cash equivalents	$63,124	$63,124	$—	$—
Current derivative assets:
Interest rate swap contracts	16,764	—	16,764	—
Non-current derivative assets:
Interest rate swap contracts	12,080	—	12,080	—
Financial liabilities:
Current derivative liabilities:
Foreign exchange forward contracts	125	—	125	—
Long-term debt, current and non-current	1,016,569	—	988,589	—
Non-recurring:
Non-current asset:
Vessel	$78,642	$—	$—	$78,642

		Fair Value Measurements
		at Reporting Date Using
		Quoted Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	2022	(Level 1)	(Level 2)	(Level 3)
Recurring:
Financial assets:
Cash and cash equivalents	$47,579	$47,579	$—	$—
Current derivative assets:
Interest rate swap contracts	15,070	—	15,070	—
Non-current derivative assets:
Interest rate swap contracts	14,378	—	14,378	—
Financial liabilities:
Long-term debt, current and non-current	$1,062,647	$—	$1,035,740	$—

Schedule of valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a non-recurring basis

			Significant
	Fair		unobservable
(U.S. Dollars in thousands)	Value	Valuation technique	inputs:	WACC (1)
Non-Recurring:
Non-current assets:
Dan Cisne	$38,812	Discounted cash flow	Discount rate	10.78%
Dan Sabia	$39,830	Discounted cash flow	Discount rate	10.78%
(1)	WACC is defined as weighted average cost of capital